Organization and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) (AOCI)
Cash Flow Hedges, Net of Tax	$ (38,000,000)								$ (23,000,000)								$ (38,000,000)	$ (23,000,000)		$ 11,000,000		$ (15,000,000)
Securities Available for Sale, Net of Tax	4,000,000								2,000,000								4,000,000	2,000,000		4,000,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	112,000,000								81,000,000								112,000,000	81,000,000
Pension and OPEB Funded Status, Net of Tax	(415,000,000)								(530,000,000)								(415,000,000)	(530,000,000)
Total	(337,000,000)								(470,000,000)								(337,000,000)	(470,000,000)
Amounts Attributable to AEP Common Shareholders
Income Before Extraordinary Item									208,000,000	[1],[2]	655,000,000	[1],[3]	352,000,000		353,000,000		1,259,000,000	1,568,000,000		1,211,000,000
Extraordinary Item, Net of Tax									100,000,000	[1]	273,000,000	[1]	0		0		0	373,000,000		0
Net Income	21,000,000	[4],[5]	487,000,000		362,000,000		389,000,000		308,000,000	[1],[2]	928,000,000	[1],[3]	352,000,000		353,000,000		1,259,000,000	1,941,000,000		1,211,000,000
Earnings Attributable To AEP Common Shareholders	21,000,000	[4],[5]	487,000,000		362,000,000		389,000,000		308,000,000	[1],[2]	928,000,000	[1],[3]	352,000,000		353,000,000		1,259,000,000	1,941,000,000		1,211,000,000
Weighted Average Number of Basic AEP Common Shares Outstanding																	484,682,469	482,169,282		479,373,306
Total Basic Earnings Per Share Attributable to AEP Common Shareholders	$ 0.05	[6]	$ 1.00	[6]	$ 0.75	[6]	$ 0.80	[6]	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 2.60	$ 4.02		$ 2.53
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding																	485,084,694	482,460,328		479,601,442
Total Diluted Earnings Per Share Attributable to AEP Common Shareholders	$ 0.05	[6]	$ 1.00	[6]	$ 0.75	[6]	$ 0.80	[6]	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 2.60	$ 4.02		$ 2.53
Net Increase (Decrease) in Depreciation Expense
Increase in Depreciation of Ohio Generation Assets as a Result of Revised Depreciation Rates	52,000,000																52,000,000
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																		66,000,000		10,000,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	931,000,000	900,000,000		958,000,000
Net Cash Paid (Received) for Income Taxes																	(82,000,000)	(118,000,000)		(268,000,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	63,000,000	54,000,000		225,000,000
Noncash Assumption of Liabilities Related to Acquisitions																	56,000,000	0		0
Construction Expenditures Included in Current Liabilities as of December 31,																	439,000,000	380,000,000		267,000,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	35,000,000								1,000,000								35,000,000	1,000,000		0
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage																	30,000,000	0		0
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Antidilutive Shares Outstanding																	0	0		136,250
Aggregate Power Participation Ratio	43.47%																43.47%
Supplemental Agreement During the Period Between Parties to Interconnection Agreement and OVEC																		66,000,000		10,000,000
Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC	43.47%																43.47%
AEP's Investment in OVEC	4,408,000																4,408,000
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	40.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	50.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	10.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Appalachian Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Cash Flow Hedges, Net of Tax	1,433,000								(285,000)								1,433,000	(285,000)		(56,000)		(7,193,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	19,118,000								15,521,000								19,118,000	15,521,000
Pension and OPEB Funded Status, Net of Tax	(50,449,000)								(73,779,000)								(50,449,000)	(73,779,000)
Total	(29,898,000)								(58,543,000)								(29,898,000)	(58,543,000)
Amounts Attributable to AEP Common Shareholders
Net Income																	257,503,000	161,013,000		135,768,000
Earnings Attributable To AEP Common Shareholders																	257,503,000	161,013,000		135,768,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	318,199,000	359,802,000		316,207,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	200,383,000	198,465,000		202,884,000
Net Cash Paid (Received) for Income Taxes																	31,418,000	(66,520,000)		(153,205,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	3,366,000	2,692,000		22,772,000
Government Grants Included in Accounts Receivable as of December 31,																	0	1,048,000		1,049,000
Construction Expenditures Included in Current Liabilities as of December 31,																	62,177,000	65,308,000		66,048,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%																43.47%
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	40.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	50.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	10.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Indiana Michigan Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Cash Flow Hedges, Net of Tax	(20,093,000)								(15,284,000)								(20,093,000)	(15,284,000)		(8,685,000)		(9,896,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	4,201,000								3,088,000								4,201,000	3,088,000
Pension and OPEB Funded Status, Net of Tax	(12,991,000)								(16,025,000)								(12,991,000)	(16,025,000)
Total	(28,883,000)								(28,221,000)								(28,883,000)	(28,221,000)
Amounts Attributable to AEP Common Shareholders
Net Income																	118,457,000	149,048,000		125,752,000
Earnings Attributable To AEP Common Shareholders																	118,457,000	149,048,000		125,752,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	268,408,000	320,184,000		330,951,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	117,052,000	109,053,000		114,070,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	98,130,000	95,124,000		100,617,000
Net Cash Paid (Received) for Income Taxes																	(21,196,000)	(96,452,000)		(71,268,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	6,243,000	3,454,000		10,000,000
Construction Expenditures Included in Current Liabilities as of December 31,																	112,622,000	42,992,000		21,757,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	35,493,000								715,000								35,493,000	715,000		308,000
Noncash Increase in Long-term Debt Through the Fort Wayne Lease Settlement																	0	26,802,000		0
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage																	30,332,000	0		0
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%																43.47%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	40.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	50.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	10.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Ohio Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Cash Flow Hedges, Net of Tax	7,183,000								7,706,000								7,183,000	7,706,000		10,449,000		11,430,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	45,938,000								32,977,000								45,938,000	32,977,000
Pension and OPEB Funded Status, Net of Tax	(218,846,000)								(238,405,000)								(218,846,000)	(238,405,000)
Total	(165,725,000)								(197,722,000)								(165,725,000)	(197,722,000)
Amounts Attributable to AEP Common Shareholders
Net Income																	343,534,000	463,734,000		540,735,000
Earnings Attributable To AEP Common Shareholders																	343,534,000	463,734,000		540,735,000
Net Increase (Decrease) in Depreciation Expense
Increase in Depreciation of Ohio Generation Assets as a Result of Revised Depreciation Rates	52,000,000																52,000,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	847,294,000	977,999,000		991,285,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	39,401,000	27,903,000		21,069,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	212,753,000	226,711,000		239,984,000
Net Cash Paid (Received) for Income Taxes																	69,771,000	81,740,000		(78,268,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	8,602,000	5,766,000		33,369,000
Government Grants Included in Accounts Receivable as of December 31,																	660,000	1,383,000		9,260,000
Construction Expenditures Included in Current Liabilities as of December 31,																	84,321,000	61,428,000		31,939,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%																43.47%
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC	4.30%																4.30%
AEP's Investment in OVEC	430,000																430,000
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	40.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	50.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	10.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Public Service Co of Oklahoma [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Cash Flow Hedges, Net of Tax	6,481,000								7,149,000								6,481,000	7,149,000		8,494,000		(599,000)
Total	6,481,000								7,149,000								6,481,000	7,149,000
Amounts Attributable to AEP Common Shareholders
Net Income																	114,141,000	124,194,000		72,587,000
Earnings Attributable To AEP Common Shareholders																	114,141,000	124,194,000		72,587,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	22,603,000	14,192,000		23,528,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	52,403,000	37,573,000		57,970,000
Net Cash Paid (Received) for Income Taxes																	27,229,000	(16,043,000)		(16,770,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	1,542,000	1,078,000		13,794,000
Construction Expenditures Included in Current Liabilities as of December 31,																	27,118,000	28,427,000		6,842,000
Public Service Co of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	40.00%
Public Service Co of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	50.00%
Public Service Co of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	10.00%
Public Service Co of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Public Service Co of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Public Service Co of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Southwestern Electric Power Co [Member]
Accumulated Other Comprehensive Income (Loss) (AOCI)
Cash Flow Hedges, Net of Tax	(15,549,000)								(15,524,000)								(15,549,000)	(15,524,000)		(4,190,000)		(4,935,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	4,778,000								4,113,000								4,778,000	4,113,000
Pension and OPEB Funded Status, Net of Tax	(7,089,000)								(15,404,000)								(7,089,000)	(15,404,000)
Total	(17,860,000)								(26,815,000)								(17,860,000)	(26,815,000)
Amounts Attributable to AEP Common Shareholders
Net Income																	198,891,000	160,706,000		142,362,000
Earnings Attributable To AEP Common Shareholders																	198,891,000	160,706,000		142,362,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	37,441,000	57,615,000		51,870,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	68,918,000	71,713,000		70,729,000
Net Cash Paid (Received) for Income Taxes																	(191,638,000)	(336,000)		8,350,000
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	20,547,000	13,334,000		1,593,000
Noncash Assumption of Liabilities Related to Acquisitions																	0	0		8,400,000
Construction Expenditures Included in Current Liabilities as of December 31,																	55,767,000	109,600,000		94,836,000
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	40.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	50.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	10.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	0	0		(20,000,000)	[7]
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	30,000,000	37,000,000		29,000,000
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	273,000,000	383,000,000	[8]	302,000,000	[8]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs)	2,200																2,200
Number of OVEC Generating Plants	2																2
Number of Plants Operating with Environmental Controls	1																1
Number of Plants Scheduled to be Operating with Environmental Controls	1																1
Supplemental Agreement During the Period Between Parties to Interconnection Agreement and OVEC																	273,000,000	383,000,000	[8]	302,000,000	[8]
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Capital Expenditures Authorized	1,400,000,000																1,400,000,000
Completed Financing Through Debt Issuances	$ 1,400,000,000																$ 1,400,000,000
Performance Share Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	0	0		100,000
Dilutive Securities, Effect on Basic Earnings Per Share																	$ 0	$ 0		$ 0
Stock Options [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	0	100,000		0
Dilutive Securities, Effect on Basic Earnings Per Share																	$ 0	$ 0		$ 0
Restricted Stock Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	400,000	200,000		100,000
Dilutive Securities, Effect on Basic Earnings Per Share																	$ 0	$ 0		$ 0

[1]	See "TCC Texas Restructuring" section of Note 2 for discussion of gains recorded in the third and fourth quarters of 2011.
[2]	Includes a refund of POLR charges in Ohio and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a pretax plant impairment for SWEPCo's Turk Plant (see Note 6).
[3]	Includes pretax plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio.
[4]	Includes pretax impairments for certain Ohio generation plants (see Note 6).
[5]	See Note 17 for discussion of cost reduction programs in 2012.
[6]	Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[7]	The parties to the Interconnection Agreement purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.
[8]	The parties to the Interconnection Agreement purchased power from OVEC to serve retail sales in 2011 and 2010. The total amount reported in 2011 and 2010 includes $66 million and $10 million, respectively, related to these agreements.